Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2024		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000130079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Emerging Markets Debt Corporate Fund (Class A) – including sales charge
Account Value	$ 13,231		$ 13,231	$ 13,231	$ 12,131	$ 11,366	$ 13,191	$ 12,103	$ 11,897	$ 10,795	$ 10,805	$ 10,002	$ 9,294	$ 9,550
Average Annual Return, Percent	4.16%		1.21%	2.84%
C000130079 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Emerging Markets Debt Corporate Fund (Class A) – excluding sales charge
Average Annual Return, Percent	9.07%		2.15%	3.32%
C000130080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Emerging Markets Debt Corporate Fund (Class C) – including sales charge
Account Value	$ 13,108		$ 13,108	$ 13,108	12,116	11,432	13,364	12,352	12,231	11,194	11,288	10,477	9,747	10,000
Average Annual Return, Percent	7.19%		1.39%	2.74%
C000130080 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Emerging Markets Debt Corporate Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.19%		1.39%	2.74%
C000130082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge
Account Value	$ 14,134		$ 14,134	$ 14,134	12,910	12,065	13,964	12,777	12,542	11,359	11,341	10,477	9,747	10,000
Average Annual Return, Percent	9.48%	[1]	2.42%	3.52%
C000130082 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Emerging Markets Debt Corporate Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.48%	[1]	2.42%	3.52%
C000010992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Strategic Income Fund (Class A) – including sales charge
Account Value	$ 12,479		$ 12,479	$ 12,479	11,498	11,056	12,346	11,420	10,746	10,213	10,276	10,106	9,703	9,550
Average Annual Return, Percent	3.71%		2.07%	2.24%
C000010992 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Strategic Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	8.53%	[2]	3.02%	2.71%
C000010994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Strategic Income Fund (Class C) – including sales charge
Account Value	$ 12,108		$ 12,108	$ 12,108	11,225	10,889	12,265	11,433	10,839	10,380	10,521	10,425	10,084	10,000
Average Annual Return, Percent	6.87%		2.22%	1.93%
C000010994 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Strategic Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	7.87%	[3]	2.22%	1.93%
C000010995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Strategic Income Fund (Class R) – including sales charge
Account Value	$ 12,714		$ 12,714	$ 12,714	11,744	11,321	12,700	11,779	11,112	10,576	10,678	10,528	10,134	10,000
Average Annual Return, Percent	8.26%	[4]	2.71%	2.43%
C000010995 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Strategic Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent	8.26%	[4]	2.71%	2.43%
C000010996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Strategic Income Fund (Institutional Class) – including sales charge
Account Value	$ 13,379		$ 13,379	$ 13,379	12,296	11,794	13,152	12,135	11,391	10,800	10,837	10,632	10,183	10,000
Average Annual Return, Percent	8.80%	[5]	3.25%	2.95%
C000010996 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Strategic Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	8.80%	[5]	3.25%	2.95%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 12,422		$ 12,422	$ 12,422	11,699	11,932	12,937	12,907	12,132	11,170	11,021	11,097	10,375	10,000
Average Annual Return, Percent	6.18%		0.47%	2.19%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,726.80928		$ 11,726.80928	$ 11,726.80928	11,157.64945	11,546.52392	12,704.73079	12,794.51788	11,618.57518	10,749.89806	10,836.60232	10,892.67275	10,282.40838	10,000
Average Annual Return, Percent	5.10%		0.19%	1.61%
J P Morgan Corporate Emerging Markets Bond Index CEMBI Broad Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified
Account Value	$ 14,360		$ 14,360	$ 14,360	$ 13,070	$ 12,378	$ 14,317	$ 13,451	$ 12,785	$ 11,664	$ 11,605	$ 10,951	$ 10,233	$ 10,000
Average Annual Return, Percent	9.87%		2.35%	3.68%

[1]	The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.
[2]	The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.
[3]	The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.
[4]	The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.
[5]	The total return presented is calculated based on the net asset value at which shareholder transactions were processed and does not take into account certain adjustments that are necessary under US generally accepted accounting principles.